Property, Plant and Equipment - Summary of Changes in the Carrying Amounts of the Right-of-Use Assets (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure Of Depreciation For The Right Of Use Assets [Line Items]
Opening Balance	¥ 295,330	¥ 306,042
Additions	88,424	68,787
Depreciation	(68,295)	(62,203)
Other	(7,759)	(17,296)
Ending balance	307,700	295,330
Land [member]
Disclosure Of Depreciation For The Right Of Use Assets [Line Items]
Opening Balance	80,543	77,916
Additions	8,283	8,488
Depreciation	(7,087)	(6,118)
Other	(102)	257
Ending balance	81,637	80,543
Buildings and structures [member]
Disclosure Of Depreciation For The Right Of Use Assets [Line Items]
Opening Balance	135,303	142,521
Additions	18,952	24,270
Depreciation	(15,882)	(12,997)
Other	(8,192)	(18,491)
Ending balance	130,181	135,303
Machinery and equipment [member]
Disclosure Of Depreciation For The Right Of Use Assets [Line Items]
Opening Balance	79,484	85,605
Additions	61,189	36,029
Depreciation	(45,326)	(43,088)
Other	535	938
Ending balance	¥ 95,882	¥ 79,484